N-4	Oct. 06, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account No. 70
Entity Central Index Key	0001537470
Entity Investment Company Type	N-4
Document Period End Date	Oct. 06, 2026
Amendment Flag	false
CIK0001822818 [Member]
Prospectus:
Document Type	N-4
Entity Registrant Name	Equitable America Variable Account No.70A
Entity Central Index Key	0001822818
Entity Investment Company Type	N-4
Document Period End Date	Oct. 06, 2026
Amendment Flag	false
C000158484 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	This Supplement modifies certain information in the above-referenced prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectuses, initial summary prospectuses and updating summary prospectuses are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
Portfolio Companies [Table Text Block]
Effective October 1, 2026, the following hereby replaces the Current Expenses in “Appendix: Investment options available under the contract” for the following funds:

Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses
PIMCO Global Bond Opportunities Portfolio (Unhedged) — Pacific Investment Management Company LLC	1.10%
PIMCO Global Managed Asset Allocation Portfolio — Pacific Investment Management Company LLC	0.96%	˄

C000158484 [Member] | PIMCO Global Bond Opportunities Portfolio (Unhedged) [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.10%
C000158484 [Member] | PIMCO Global Managed Asset Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Global Managed Asset Allocation Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.96%
C000247526 [Member] | CIK0001822818 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	This Supplement modifies certain information in the above-referenced prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectuses, initial summary prospectuses and updating summary prospectuses are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
Portfolio Companies [Table Text Block]
Effective October 1, 2026, the following hereby replaces the Current Expenses in “Appendix: Investment options available under the contract” for the following funds:

Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses
PIMCO Global Bond Opportunities Portfolio (Unhedged) — Pacific Investment Management Company LLC	1.10%
PIMCO Global Managed Asset Allocation Portfolio — Pacific Investment Management Company LLC	0.96%	˄

C000247526 [Member] | PIMCO Global Bond Opportunities Portfolio (Unhedged) [Member] | CIK0001822818 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.10%
C000247526 [Member] | PIMCO Global Managed Asset Allocation Portfolio [Member] | CIK0001822818 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Global Managed Asset Allocation Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.96%